Note 18 - Events After the Reporting Period (Details Textual)					12 Months Ended
	Mar. 31, 2023 USD ($) shares	Feb. 27, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jan. 12, 2023 $ / shares	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Statement Line Items [Line Items]
Payments to acquire or redeem entity's shares									$ 146,068,000	$ 749,000	$ 49,049,000
RSU [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement									0	1,990,825
Potential ordinary share transactions [member] | RSU [member]
Statement Line Items [Line Items]
Number of increase from dividend in other equity instruments outstanding in share-based payment arrangement				218,020
Number of other equity instruments granted in share-based payment arrangement		777,159
Vesting percentage for share-based payment arrangement					11.00%	29.00%	29.00%	31.00%
Potential ordinary share transactions [member] | RSUs equivalent to ADS [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		997,288
Sale of marketable securities [member]
Statement Line Items [Line Items]
Proceeds from sales of investments other than investments accounted for using equity method			$ 59.0
Market value of shares based on their then-quoted price per share			$ 74,000,000.0
Sale of business in exchange for shares [member] | OPay Limited [member]
Statement Line Items [Line Items]
Percentage of net deduction of value to reflect various scenarios of impacts related to the provisions		6.00%
Net deduction of value to reflect various scenarios of impacts related to the provisions		$ 4,900,000
Proportion of ownership interest in associate		9.47%
Sale of business in exchange for shares [member] | OPay Limited [member]
Statement Line Items [Line Items]
Number of instruments or interests issued or issuable		58,785,744
Fair value of instruments or interests issued or issuable		$ 77,400,000							$ 1,100,000
American depositary shares (ADS) [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in dollars per share) | $ / shares				$ 0.80
Number of shares repurchased (in shares) | shares	370,162
Payments to acquire or redeem entity's shares	$ 2,500,000